TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 99.1%

SECURITY                                         SHARES    VALUE
----------------------------------------------------------------------
Aerospace and Defense -- 3.4%
----------------------------------------------------------------------
Alliant Techsystems, Inc.(1)                      18,300   $ 1,970,910
----------------------------------------------------------------------
                                                           $ 1,970,910
----------------------------------------------------------------------
Broadcasting and Cable -- 3.4%
----------------------------------------------------------------------
SBS Broadcasting SA(1)                            16,200   $   317,682
USA Networks, Inc.(1)                             55,500     1,660,005
----------------------------------------------------------------------
                                                           $ 1,977,687
----------------------------------------------------------------------
Broadcasting and Radio -- 1.3%
----------------------------------------------------------------------
Cumulus Media, Inc. Class A(1)                    33,000   $   618,090
Radio One, Inc. Class D(1)                         6,100       130,540
----------------------------------------------------------------------
                                                           $   748,630
----------------------------------------------------------------------
Business Services -- 0.3%
----------------------------------------------------------------------
H&R Block, Inc.                                    4,840   $   194,181
----------------------------------------------------------------------
                                                           $   194,181
----------------------------------------------------------------------
Communications Services -- 1.3%
----------------------------------------------------------------------
WebEx Communications, Inc.(1)                     42,500   $   732,275
----------------------------------------------------------------------
                                                           $   732,275
----------------------------------------------------------------------
Computer Software -- 3.3%
----------------------------------------------------------------------
Avant! Corp.(1)                                   34,000   $   566,100
Centra Software, Inc.(1)                          35,000       108,500
Check Point Software Technologies
Ltd.(1)                                           31,000       562,650
Macromedia, Inc.(1)                               30,000       671,700
----------------------------------------------------------------------
                                                           $ 1,908,950
----------------------------------------------------------------------
Computers and Business Equipment -- 1.7%
----------------------------------------------------------------------
Insight Enterprises, Inc.(1)                      37,500   $   978,750
----------------------------------------------------------------------
                                                           $   978,750
----------------------------------------------------------------------
Drug Distribution -- 1.1%
----------------------------------------------------------------------
AmerisourceBergen Corp.                            8,000   $   620,000
----------------------------------------------------------------------
                                                           $   620,000
----------------------------------------------------------------------
Drugs -- 9.8%
----------------------------------------------------------------------
Alpharma, Inc. Class A                            88,000   $ 1,504,800
SECURITY                                         SHARES    VALUE
----------------------------------------------------------------------

Drugs (continued)
----------------------------------------------------------------------
American Pharmaceutical Partners,
Inc.(1)                                          124,300     1,761,331
Andrx Group(1)                                    36,600     1,655,052
Biovail Corp.(1)                                  19,670       742,936
----------------------------------------------------------------------
                                                           $ 5,664,119
----------------------------------------------------------------------
Financial Services -- 4.8%
----------------------------------------------------------------------
Capital One Financial Corp.                       34,800   $ 2,084,172
MBNA Corp.                                        19,500       691,275
----------------------------------------------------------------------
                                                           $ 2,775,447
----------------------------------------------------------------------
Food and Beverages -- 2.9%
----------------------------------------------------------------------
Fleming Companies, Inc.                           66,000   $ 1,454,640
Starbucks Corp.(1)                                 9,500       216,790
----------------------------------------------------------------------
                                                           $ 1,671,430
----------------------------------------------------------------------
Foods -- 0.9%
----------------------------------------------------------------------
Dean Foods Co.(1)                                 14,800   $   547,896
----------------------------------------------------------------------
                                                           $   547,896
----------------------------------------------------------------------
Health Care Services -- 11.1%
----------------------------------------------------------------------
Davita, Inc.(1)                                       50   $     1,296
MIM Corp.(1)                                     137,760     2,452,128
PacifiCare Health Systems, Inc. Class
A(1)                                             112,200     3,395,172
Province Healthcare Co.(1)                        14,500       558,395
----------------------------------------------------------------------
                                                           $ 6,406,991
----------------------------------------------------------------------
Healthcare Products -- 1.4%
----------------------------------------------------------------------
NBTY, Inc.(1)                                     46,600   $   800,588
----------------------------------------------------------------------
                                                           $   800,588
----------------------------------------------------------------------
Household Furniture and Appliances -- 1.3%
----------------------------------------------------------------------
Rent-A-Center, Inc.(1)                            13,000   $   783,900
----------------------------------------------------------------------
                                                           $   783,900
----------------------------------------------------------------------
Insurance -- 8.9%
----------------------------------------------------------------------
ACE Ltd.                                          17,000   $   739,840
Aetna, Inc.                                       12,000       571,200
Anthem, Inc.(1)                                   12,400       845,680
Kingsway Financial Services, Inc.(1)              42,200       485,300
MGIC Investment Corp.                                540        38,534

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                         SHARES    VALUE
----------------------------------------------------------------------

Insurance (continued)
----------------------------------------------------------------------
Progressive Corp.                                 30,300     1,742,250
Radian Group, Inc.                                 3,960       205,524
Travelers Property Casualty Corp.(1)              27,200       505,648
----------------------------------------------------------------------
                                                           $ 5,133,976
----------------------------------------------------------------------
Internet Services -- 3.3%
----------------------------------------------------------------------
Alloy, Inc.(1)                                    37,900   $   479,435
Cybear Group(1)                                       22             9
Getty Images, Inc.(1)                             25,000       870,250
VeriSign, Inc.(1)                                 58,000       536,500
----------------------------------------------------------------------
                                                           $ 1,886,194
----------------------------------------------------------------------
Leisure and Tourism -- 5.5%
----------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc.(1)          12,000   $   282,000
Expedia, Inc. Class A(1)                           8,000       646,688
Hotels.com(1)                                     35,750     2,249,390
----------------------------------------------------------------------
                                                           $ 3,178,078
----------------------------------------------------------------------
Medical Products -- 1.7%
----------------------------------------------------------------------
Becton, Dickinson and Co.                          7,000   $   260,190
Bio-Rad Laboratories, Inc.(1)                     13,000       627,900
Med - Design Corporation (The)(1)                  7,000        98,000
----------------------------------------------------------------------
                                                           $   986,090
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 4.0%
----------------------------------------------------------------------
Hanover Compressor Co.(1)                         89,000   $ 1,677,650
Quicksilver Resources, Inc.(1)                    11,100       270,840
Universal Compression Holdings, Inc.(1)           14,400       353,520
----------------------------------------------------------------------
                                                           $ 2,302,010
----------------------------------------------------------------------
Retail -- 3.6%
----------------------------------------------------------------------
Hollywood Entertainment Corp.(1)                 102,400   $ 2,113,536
----------------------------------------------------------------------
                                                           $ 2,113,536
----------------------------------------------------------------------
Retail - Apparel -- 4.6%
----------------------------------------------------------------------
Abercrombie & Fitch Co.(1)                        33,700   $ 1,011,000
Gymboree Corp. (The)(1)                           55,800     1,017,792
Quiksilver, Inc.(1)                               26,000       634,400
----------------------------------------------------------------------
                                                           $ 2,663,192
----------------------------------------------------------------------
SECURITY                                         SHARES    VALUE
----------------------------------------------------------------------
Retail - Food and Drug -- 0.5%
----------------------------------------------------------------------
CVS Corp.                                          9,000   $   301,320
----------------------------------------------------------------------
                                                           $   301,320
----------------------------------------------------------------------
Semiconductor Equipment -- 7.3%
----------------------------------------------------------------------
ASM International NV(1)                           68,619   $ 1,578,237
Cymer, Inc.(1)                                    20,000       945,400
FEI Company(1)                                        10           264
Varian Semiconductor Equipment
Associates, Inc.(1)                               36,000     1,681,920
----------------------------------------------------------------------
                                                           $ 4,205,821
----------------------------------------------------------------------
Semiconductors -- 8.6%
----------------------------------------------------------------------
Elantec Semiconductor, Inc.(1)                    11,200   $   463,008
Integrated Device Technology, Inc.(1)             52,906     1,483,484
International Rectifier Corp.(1)                  10,500       484,260
Micrel, Inc.(1)                                   24,005       526,910
SIPEX Corp.(1)                                    74,000       724,460
SIPEX Corp.(1)(2)(3)                             140,000     1,300,600
----------------------------------------------------------------------
                                                           $ 4,982,722
----------------------------------------------------------------------
Specialty Retail -- 1.2%
----------------------------------------------------------------------
GameStop Corp.(1)                                 36,800   $   701,040
----------------------------------------------------------------------
                                                           $   701,040
----------------------------------------------------------------------
Telecommunications - Services -- 1.5%
----------------------------------------------------------------------
IDT Corp.(1)                                      45,000   $   900,000
----------------------------------------------------------------------
                                                           $   900,000
----------------------------------------------------------------------
Wireless Communications -- 0.4%
----------------------------------------------------------------------
Symbol Technologies, Inc.                         28,000   $   236,880
----------------------------------------------------------------------
                                                           $   236,880
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $47,581,325)                           $57,372,613
----------------------------------------------------------------------
Total Investments -- 99.1%
   (identified cost $47,581,325)                           $57,372,613
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                         SHARES    VALUE
----------------------------------------------------------------------

SECURITIES SOLD SHORT -- 1.0%

SECURITY                                         SHARES    VALUE
----------------------------------------------------------------------
Check Point Software Technologies
Ltd.(1)                                          $31,000      (562,650)
Total Securities Sold Short -- 1.0%
   (proceeds $1,240,601)                                   $  (562,650)
----------------------------------------------------------------------
Other Assets, Less Liabilities Excluding Securities Sold
Short -- 1.9%                                              $ 1,118,636
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $57,928,599
----------------------------------------------------------------------

 (1)  Non-income producing security.
 (2)  Restricted security.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2002
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $47,581,325)                           $57,372,613
Cash                                          439,080
Deposits with brokers for securities
   sold short                               1,240,601
Receivable for investments sold               865,525
Interest and dividends receivable               4,708
Prepaid expenses                                  149
-----------------------------------------------------
TOTAL ASSETS                              $59,922,676
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 1,409,874
Payable to affiliate for Trustees' fees           169
Securities sold short, at value
   (proceeds received of $1,240,601)          562,650
Accrued expenses                               21,384
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,994,077
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $57,928,599
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $47,459,360
Net unrealized appreciation (computed on
   the basis of identified cost)           10,469,239
-----------------------------------------------------
TOTAL                                     $57,928,599
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2002
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes, $160)    $    33,292
Interest                                       28,240
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    61,532
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   153,006
Trustees' fees and expenses                     1,164
Custodian fee                                  22,395
Legal and accounting services                  10,227
Miscellaneous                                   1,084
-----------------------------------------------------
TOTAL EXPENSES                            $   187,876
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (126,344)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,884,930)
   Securities sold short                       (4,161)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,889,091)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 7,827,251
   Securities sold short                      677,951
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 8,505,202
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 6,616,111
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 6,489,767
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2002    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2001
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (126,344) $        (68,934)
   Net realized loss                            (1,889,091)       (6,936,252)
   Net change in unrealized
      appreciation (depreciation)                8,505,202         1,554,640
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      6,489,767  $     (5,450,546)
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     21,658,227  $     39,473,298
   Withdrawals                                  (4,611,085)       (3,643,372)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $     17,047,142  $     35,829,926
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     23,536,909  $     30,379,380
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $     34,391,690  $      4,012,310
----------------------------------------------------------------------------
AT END OF PERIOD                          $     57,928,599  $     34,391,690
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED    YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2002      -----------------------
                                  (UNAUDITED)           2001        2000(1)
-----------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.80%(2)        1.09%        1.36%(2)
   Expenses after custodian
      fee reduction                      0.80%(2)        1.09%        1.28%(2)
   Net investment loss                  (0.54)%(2)      (0.36)%      (0.21)%(2)
Portfolio Turnover                         79%            324%          90%
-----------------------------------------------------------------------------
TOTAL RETURN                            16.80%(3)          --           --
-----------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $57,929         $34,392       $4,012
-----------------------------------------------------------------------------

 (1) For the period from the commencement of investment operations, June 29, 2000 to October 31, 2000.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Multi-Cap Opportunity Portfolio (formerly Capital Appreciation Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the last bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Securities Sold Short -- The Portfolio may sell securities it does not own in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make the delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 F Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Interim Financial Statements -- The interim financial statements relating to
   April 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2002, the advisory fee amounted to $153,006. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2002, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $59,330,766 and $35,045,617, respectively, for the six months ended April 30, 2002.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2002 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 47,581,325
    ------------------------------------------------------
    Gross unrealized appreciation             $ 11,066,084
    Gross unrealized depreciation               (1,274,796)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  9,791,288
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2002.

6 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2002 there were no outstanding obligations under these financial instruments.

7 Name Change
-------------------------------------------
   Effective March 1, 2002, Capital Appreciation Portfolio changed its name to Tax-Managed Multi-Cap Opportunity Portfolio.

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO

OFFICERS

James B. Hawkes
President and Trustee

Arieh Coll
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

TRUSTEES

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant